Shareholders' equity - Stock-based payments - Exercise price (Details)	12 Months Ended
	Dec. 31, 2019 EquityInstruments $ / shares	Dec. 31, 2018 EquityInstruments	Dec. 31, 2017 EquityInstruments
Shareholders' equity
Options outstanding	836,427	1,015,409	955,603
Options exercisable	596,402	710,064
Weighted average life	6 years 10 months 10 days
C$33.12
Shareholders' equity
Exercise price | $ / shares	$ 33.12
Options outstanding	1,500
Options exercisable	1,500
Weighted average life	10 months 24 days
C$40.87
Shareholders' equity
Exercise price | $ / shares	$ 40.87
Options outstanding	38,076
Options exercisable	38,076
Weighted average life	3 years 11 months 12 days
C$42.43
Shareholders' equity
Exercise price | $ / shares	$ 42.43
Options outstanding	2,000
Options exercisable	2,000
Weighted average life	2 years 3 months
C$46.17
Shareholders' equity
Exercise price | $ / shares	$ 46.17
Options outstanding	90,000
Options exercisable	90,000
Weighted average life	3 years 7 months 17 days
C$55.58
Shareholders' equity
Exercise price | $ / shares	$ 55.58
Options outstanding	27,397
Options exercisable	27,397
Weighted average life	2 years 11 months 12 days
C$58.67
Shareholders' equity
Exercise price | $ / shares	$ 58.67
Options outstanding	35,000
Options exercisable	35,000
Weighted average life	5 years 7 months 21 days
C$59.52
Shareholders' equity
Exercise price | $ / shares	$ 59.52
Options outstanding	53,376
Options exercisable	53,376
Weighted average life	4 years 11 months 12 days
C$65.76
Shareholders' equity
Exercise price | $ / shares	$ 65.76
Options outstanding	65,258
Options exercisable	65,258
Weighted average life	5 years 11 months 12 days
C$75.45
Shareholders' equity
Exercise price | $ / shares	$ 75.45
Options outstanding	178,936
Options exercisable	178,936
Weighted average life	6 years 11 months 12 days
C$88.76
Shareholders' equity
Exercise price | $ / shares	$ 88.76
Options outstanding	45,082
Options exercisable	13,261
Weighted average life	8 years 7 months 21 days
C$94.57
Shareholders' equity
Exercise price | $ / shares	$ 94.57
Options outstanding	98,562
Options exercisable	27,835
Weighted average life	8 years 11 months 12 days
C$100.10
Shareholders' equity
Exercise price | $ / shares	$ 100.10
Options outstanding	96,359
Options exercisable	63,763
Weighted average life	7 years 11 months 12 days
C$129.32
Shareholders' equity
Exercise price | $ / shares	$ 129.32
Options outstanding	104,881
Weighted average life	9 years 11 months 12 days